DCM/INNOVA High Equity Income Innovation Fund
Schedule of Investments
January 31, 2023 - (Unaudited)
COMMON STOCKS — 97.38% Shares Fair Value
Communications — 7.28%
Activision Blizzard, Inc. 134 $ 10,260
Alphabet, Inc., Class C
(a)
1,207 120,543
Alphabet, Inc., Class A
(a)
1,482 146,480
AT&T, Inc. 1,219 24,831
Charter Communications, Inc., Class
A
(a)
18 6,918
Comcast Corp., Class A 803 31,598
Electronic Arts, Inc. 38 4,890
Fox Corp., Class B 64 2,029
Fox Corp., Class A 52 1,765
Interpublic Group of Cos., Inc. 90 3,281
Meta Platforms, Inc., Class A
(a)
581 86,552
Netflix, Inc.
(a)
79 27,955
Omnicom Group, Inc. 32 2,752
Take-Two Interactive Software, Inc.
(a)
36 4,076
T-Mobile US, Inc.
(a)
111 16,573
VeriSign, Inc.
(a)
17 3,707
Verizon Communications, Inc. 757 31,469
ViacomCBS, Inc., Class B 128 2,964
Walt Disney Co. (The)
(a)
312 33,850
Warner Bros. Discovery, Inc.
(a)
382 5,661
568,154
Consumer Discretionary — 9.48%
Amazon.com, Inc.
(a)
2,067 213,169
Aptiv PLC
(a)
44 4,976
AutoZone, Inc.
(a)
3 7,317
Best Buy Co., Inc. 41 3,638
Booking Holdings, Inc.
(a)
9 21,907
BorgWarner, Inc. 113 5,343
Caesars Entertainment, Inc.
(a)
94 4,894
Chipotle Mexican Grill, Inc.
(a)
5 8,232
Copart, Inc.
(a)
126 8,393
D.R. Horton, Inc. 100 9,869
Darden Restaurants, Inc. 21 3,107
Domino's Pizza, Inc. 9 3,177
eBay, Inc. 92 4,554
Etsy, Inc.
(a)
25 3,440
Ford Motor Co. 645 8,714
General Motors Co. 273 10,734
Hilton Worldwide Holdings, Inc. 225 32,645
Home Depot, Inc. (The) 283 91,740
Las Vegas Sands Corp.
(a)
76 4,484
Lennar Corp., Class A 50 5,120
Lowe's Cos., Inc. 122 25,406
Marriott International, Inc., Class A 39 6,793
McDonald's Corp. 124 33,158
MGM Resorts International 88 3,644

DCM/INNOVA High Equity Income Innovation Fund
Schedule of Investments (continued)
January 31, 2023 - (Unaudited)
COMMON STOCKS — 97.38% - continued Shares Fair Value
Consumer Discretionary — 9.48% - continued
NIKE, Inc., Class B 232 $ 29,540
NVR, Inc.
(a)
1 5,270
O'Reilly Automotive, Inc.
(a)
10 7,923
Pool Corp. 10 3,856
PulteGroup, Inc. 60 3,413
Ross Stores, Inc. 48 5,673
Royal Caribbean Cruises Ltd.
(a)
36 2,338
Starbucks Corp. 199 21,719
Tesla, Inc.
(a)
576 99,775
TJX Cos., Inc. (The) 189 15,471
Tractor Supply Co. 26 5,928
Ulta Beauty, Inc.
(a)
9 4,626
VF Corp. 57 1,764
Wynn Resorts Ltd.
(a)
24 2,487
Yum! Brands, Inc. 45 5,873
740,110
Consumer Staples — 6.94%
Altria Group, Inc. 288 12,972
Archer-Daniels-Midland Co. 92 7,622
Brown-Forman Corp., Class B 32 2,131
Campbell Soup Co. 33 1,714
Church & Dwight Co., Inc. 42 3,396
Clorox Co. (The) 18 2,604
Coca-Cola Co. (The) 687 42,127
Colgate-Palmolive Co. 157 11,702
Conagra Brands, Inc. 2,434 90,521
Constellation Brands, Inc., Class A 18 4,167
Costco Wholesale Corp. 116 59,293
Dollar General Corp. 49 11,446
Dollar Tree, Inc.
(a)
36 5,406
Estee Lauder Cos., Inc. (The), Class
A 42 11,637
General Mills, Inc. 98 7,679
Hershey Co. (The) 30 6,738
Hormel Foods Corp. 67 3,036
J.M. Smucker Co. (The) 13 1,986
Kellogg Co. 43 2,949
Keurig Dr Pepper, Inc. 202 7,127
Kimberly-Clark Corp. 62 8,061
Kraft Heinz Co. (The) 82 3,323
Kroger Co. (The) 115 5,132
McCormick & Co., Inc. 39 2,930
Mondelez International, Inc., Class A 228 14,920
Monster Beverage Corp.
(a)
87 9,055
PepsiCo, Inc. 251 42,925
Philip Morris International, Inc. 287 29,916
Procter & Gamble Co. (The) 419 59,657
Sysco Corp. 81 6,274

DCM/INNOVA High Equity Income Innovation Fund
Schedule of Investments (continued)
January 31, 2023 - (Unaudited)
COMMON STOCKS — 97.38% - continued Shares Fair Value
Consumer Staples — 6.94% - continued
Target Corp. 96 $ 16,525
Tyson Foods, Inc., Class A 65 4,274
Walgreens Boots Alliance, Inc. 160 5,898
Wal-Mart Stores, Inc. 257 36,976
542,119
Energy — 6.73%
Baker Hughes Co. 228 7,237
Chevron Corp. 348 60,559
ConocoPhillips 233 28,396
Coterra Energy, Inc. 173 4,330
Devon Energy Corp. 103 6,514
Diamondback Energy, Inc. 38 5,553
Enphase Energy, Inc.
(a)
27 5,977
EOG Resources, Inc. 297 39,278
Exxon Mobil Corp. 730 84,687
Halliburton Co. 188 7,749
Hess Corp. 62 9,310
Kinder Morgan, Inc. 260 4,758
Marathon Petroleum Corp. 122 15,679
Occidental Petroleum Corp. 134 8,682
ONEOK, Inc. 1,424 97,516
Phillips 66 85 8,523
Pioneer Natural Resources Co. 52 11,978
Plains GP Holdings LP, Class A
(a)
6,800 89,012
Schlumberger Ltd. 289 16,467
SolarEdge Technologies, Inc.
(a)
13 4,149
Valero Energy Corp. 47 6,581
Williams Cos., Inc. (The) 63 2,031
524,966
Financials — 11.31%
Aflac, Inc. 43 3,161
Allstate Corp. (The) 44 5,653
American Express Co. 99 17,318
American International Group, Inc. 148 9,357
Ameriprise Financial, Inc. 17 5,952
Aon PLC, Class A 31 9,879
Arthur J. Gallagher & Co. 48 9,395
Bank of America Corp. 1,746 61,948
Bank of New York Mellon Corp.
(The) 151 7,636
Berkshire Hathaway, Inc., Class B
(a)
314 97,817
BlackRock, Inc. 21 15,943
Brown & Brown, Inc. 54 3,162
Capital One Financial Corp. 73 8,687
Cboe Global Markets, Inc. 15 1,843
Charles Schwab Corp. (The) 281 21,755
Chubb Ltd. 75 17,062
Cincinnati Financial Corp. 55 6,223

DCM/INNOVA High Equity Income Innovation Fund
Schedule of Investments (continued)
January 31, 2023 - (Unaudited)
COMMON STOCKS — 97.38% - continued Shares Fair Value
Financials — 11.31% - continued
Citigroup, Inc. 2,129 $ 111,177
Citizens Financial Group, Inc. 2,282 98,855
CME Group, Inc. 64 11,306
Discover Financial Services 47 5,486
Everest Re Group Ltd. 21 7,343
Fifth Third Bancorp 94 3,411
First Republic Bank 28 3,945
Franklin Resources, Inc. 73 2,278
Goldman Sachs Group, Inc. (The) 61 22,314
Huntington Bancshares, Inc. 227 3,444
Intercontinental Exchange, Inc. 103 11,078
JPMorgan Chase & Co. 661 92,513
KeyCorp 123 2,360
M&T Bank Corp. 24 3,744
Marsh & McLennan Cos., Inc. 94 16,442
MetLife, Inc. 117 8,543
Morgan Stanley 246 23,944
Nasdaq, Inc. 55 3,310
Northern Trust Corp. 35 3,394
PNC Financial Services Group, Inc.
(The) 67 11,084
Principal Financial Group, Inc. 32 2,962
Progressive Corp. (The) 118 16,089
Prudential Financial, Inc. 83 8,710
Raymond James Financial, Inc. 50 5,639
Regions Financial Corp. 80 1,883
State Street Corp. 60 5,480
SVB Financial Group
(a)
43 13,005
Synchrony Financial 112 4,114
T. Rowe Price Group, Inc. 58 6,755
Travelers Cos., Inc. (The) 46 8,792
Truist Financial Corp. 288 14,224
U.S. Bancorp 250 12,450
W.R. Berkley Corp. 24 1,683
Wells Fargo & Co. 595 27,888
Willis Towers Watson PLC 17 4,321
882,757
Health Care — 14.02%
Abbott Laboratories 542 59,917
AbbVie, Inc. 774 114,359
Agilent Technologies, Inc. 38 5,779
Align Technology, Inc.
(a)
17 4,585
AmerisourceBergen Corp. 51 8,617
Amgen, Inc. 96 24,230
Anthem, Inc. 41 20,500
Baxter International, Inc. 89 4,066
Becton, Dickinson and Co. 46 11,602
Biogen, Inc.
(a)
17 4,945

DCM/INNOVA High Equity Income Innovation Fund
Schedule of Investments (continued)
January 31, 2023 - (Unaudited)
COMMON STOCKS — 97.38% - continued Shares Fair Value
Health Care — 14.02% - continued
Bio-Rad Laboratories, Inc., Class A
(a)
6 $ 2,805
Bio-Techne Corp. 38 3,027
Boston Scientific Corp.
(a)
222 10,268
Bristol-Myers Squibb Co. 418 30,368
Cardinal Health, Inc. 60 4,635
Centene Corp.
(a)
187 14,257
Charles River Laboratories
International, Inc.
(a)
8 1,946
Cigna Corp. 73 23,117
Cooper Cos., Inc. (The) 12 4,187
CVS Health Corp. 259 22,849
Danaher Corp. 190 50,232
DexCom, Inc.
(a)
85 9,103
Edwards LifeSciences Corp.
(a)
111 8,514
Eli Lilly & Co. 224 77,090
Embecta Corp. 126 3,325
GE HealthCare Technologies, Inc.
(a)
51 3,546
Gilead Sciences, Inc. 220 18,467
HCA Healthcare, Inc. 44 11,223
Hologic, Inc.
(a)
36 2,929
Humana, Inc. 21 10,746
IDEXX Laboratories, Inc.
(a)
5 2,403
Illumina, Inc.
(a)
24 5,141
Incyte Corp.
(a)
68 5,790
Intuitive Surgical, Inc.
(a)
63 15,478
IQVIA Holdings, Inc.
(a)
26 5,965
Johnson & Johnson 476 77,788
Laboratory Corp. of America
Holdings 17 4,286
McKesson Corp. 24 9,088
Medtronic PLC 224 18,747
Merck & Co., Inc. 452 48,549
Mettler-Toledo International, Inc.
(a)
4 6,132
Moderna, Inc.
(a)
67 11,796
Molina Healthcare, Inc.
(a)
20 6,237
PerkinElmer, Inc. 17 2,338
Pfizer, Inc. 942 41,599
Quest Diagnostics, Inc. 21 3,118
Regeneron Pharmaceuticals, Inc.
(a)
18 13,652
ResMed, Inc. 28 6,394
STERIS PLC 18 3,717
Stryker Corp. 56 14,213
Thermo Fisher Scientific, Inc. 103 58,744
UnitedHealth Group, Inc. 238 118,806
Vertex Pharmaceuticals, Inc.
(a)
52 16,801
Viatris, Inc. 288 3,502
Waters Corp.
(a)
12 3,943
West Pharmaceutical Services, Inc. 16 4,250

DCM/INNOVA High Equity Income Innovation Fund
Schedule of Investments (continued)
January 31, 2023 - (Unaudited)
COMMON STOCKS — 97.38% - continued Shares Fair Value
Health Care — 14.02% - continued
Zoetis, Inc., Class A 89 $ 14,729
1,094,440
Industrials — 7.43%
3M Co. 130 14,960
Alaska Air Group, Inc.
(a)
58 2,978
Allegion PLC 21 2,469
AMETEK, Inc. 52 7,536
Amphenol Corp., Class A 570 45,469
Boeing Co. (The)
(a)
91 19,382
Carrier Global Corp. 161 7,330
Caterpillar, Inc. 93 23,463
CH Robinson Worldwide, Inc. 40 4,007
Cintas Corp. 14 6,212
CSX Corp. 247 7,637
Cummins, Inc. 36 8,984
Deere & Co. 42 17,759
Delta Air Lines, Inc.
(a)
111 4,340
Dover Corp. 23 3,492
Eaton Corp. PLC 57 9,245
Emerson Electric Co. 126 11,368
Expeditors International of
Washington, Inc. 65 7,030
Fastenal Co. 165 8,341
FedEx Corp. 43 8,336
General Dynamics Corp. 50 11,653
General Electric, Co. 155 12,474
Honeywell International, Inc. 111 23,142
Huntington Ingalls Industries, Inc. 13 2,867
IDEX Corp. 17 4,075
Illinois Tool Works, Inc. 50 11,802
Ingersoll Rand, Inc. 120 6,720
Jacobs Solutions, Inc. 37 4,572
JB Hunt Transport Services, Inc. 24 4,537
Johnson Controls International PLC 81 5,635
Keysight Technologies, Inc.
(a)
39 6,995
L3 Harris Technologies, Inc. 55 11,815
Lockheed Martin Corp. 37 17,141
Nordson Corp. 7 1,703
Norfolk Southern Corp. 27 6,637
Northrop Grumman Corp. 22 9,857
Old Dominion Freight Line, Inc. 15 4,999
Otis Worldwide Corp. 86 7,072
PACCAR, Inc. 78 8,526
Parker-Hannifin Corp. 28 9,128
Quanta Services, Inc. 28 4,261
Raytheon Technologies Corp. 269 26,860
Republic Services, Inc. 43 5,367
Robert Half International, Inc. 26 2,183

DCM/INNOVA High Equity Income Innovation Fund
Schedule of Investments (continued)
January 31, 2023 - (Unaudited)
COMMON STOCKS — 97.38% - continued Shares Fair Value
Industrials — 7.43% - continued
Rockwell Automation, Inc. 24 $ 6,769
Rollins, Inc. 74 2,694
Roper Technologies, Inc. 18 7,681
Southwest Airlines Co. 118 4,221
TE Connectivity Ltd. 54 6,866
Teledyne Technologies, Inc.
(a)
10 4,243
Trane Technologies PLC 30 5,374
Transdigm Group, Inc. 9 6,460
Trimble, Inc.
(a)
52 3,019
Union Pacific Corp. 202 41,245
United Airlines Holdings, Inc.
(a)
80 3,917
United Parcel Service, Inc., Class B 142 26,303
United Rentals, Inc.
(a)
13 5,732
W.W. Grainger, Inc. 9 5,305
Wabtec Corp. 52 5,398
Waste Management, Inc. 77 11,914
Xylem, Inc. 24 2,496
579,996
Materials — 3.56%
Air Products & Chemicals, Inc. 60 19,232
Albemarle Corp. 18 5,066
Amcor PLC 649 7,827
Avery Dennison Corp. 28 5,304
Ball Corp. 58 3,378
Celanese Corp. 31 3,819
CF Industries Holdings, Inc. 25 2,118
Corteva, Inc. 58 3,738
Dow, Inc. 149 8,843
Ecolab, Inc. 28 4,335
FMC Corp. 23 3,062
Freeport-McMoRan, Inc. 249 11,110
International Flavors & Fragrances,
Inc. 76 8,547
Kaiser Aluminum Corp. 1,000 87,520
Linde PLC 147 48,649
LyondellBasell Industries N.V.,
Class A 77 7,445
Martin Marietta Materials, Inc. 12 4,316
Mosaic Co. (The) 45 2,229
Newmont Corp. 155 8,204
Nucor Corp. 58 9,803
Packaging Corp. of America 21 2,997
PPG Industries, Inc. 44 5,735
Sherwin-Williams Co. (The) 43 10,173
Vulcan Materials Co. 13 2,383
WestRock Co. 47 1,844
277,677

DCM/INNOVA High Equity Income Innovation Fund
Schedule of Investments (continued)
January 31, 2023 - (Unaudited)
COMMON STOCKS — 97.38% - continued Shares Fair Value
Real Estate — 2.07%
Alexandria Real Estate Equities, Inc. 46 $ 7,394
American Tower Corp., Class A 82 18,317
AvalonBay Communities, Inc. 23 4,081
Camden Property Trust 17 2,095
CBRE Group, Inc., Class A
(a)
91 7,781
Crown Castle International Corp. 72 10,664
Digital Realty Trust, Inc. 58 6,648
Equinix, Inc. 14 10,334
Equity Residential 58 3,692
Essex Property Trust, Inc. 9 2,035
Extra Space Storage, Inc. 24 3,788
Healthpeak Properties, Inc. 102 2,803
Iron Mountain, Inc. 51 2,784
Kimco Realty Corp. 99 2,224
Mid-America Apartment
Communities, Inc. 13 2,167
Prologis, Inc. 161 20,813
Public Storage 16 4,869
Realty Income Corp. 172 11,667
SBA Communications Corp., Class A 18 5,356
Simon Property Group, Inc. 57 7,322
UDR, Inc. 64 2,726
Ventas, Inc. 57 2,953
VICI Properties, Inc. 283 9,673
Welltower, Inc. 88 6,604
Weyerhaeuser Co. 72 2,479
161,269
Technology — 26.39%
Accenture PLC, Class A 118 32,928
Adobe, Inc.
(a)
128 47,404
Advanced Micro Devices, Inc.
(a)
299 22,470
Akamai Technologies, Inc.
(a)
28 2,491
Analog Devices, Inc. 86 14,746
ANSYS, Inc.
(a)
14 3,729
Apple, Inc. 3,477 501,697
Applied Materials, Inc. 164 18,284
Arista Networks, Inc.
(a)
40 5,041
Autodesk, Inc.
(a)
41 8,822
Automatic Data Processing, Inc. 70 15,807
Broadcom, Inc. 109 63,767
Broadridge Financial Solutions, Inc. 28 4,210
Cadence Design Systems, Inc.
(a)
49 8,959
CDW Corp. 21 4,117
Cisco Systems, Inc. 1,132 55,094
Cognizant Technology Solutions
Corp., Class A 85 5,674
Corning, Inc. 143 4,949
EPAM Systems, Inc.
(a)
11 3,659

DCM/INNOVA High Equity Income Innovation Fund
Schedule of Investments (continued)
January 31, 2023 - (Unaudited)
COMMON STOCKS — 97.38% - continued Shares Fair Value
Technology — 26.39% - continued
Equifax, Inc. 15 $ 3,333
FactSet Research Systems, Inc. 8 3,384
Fidelity National Information
Services, Inc. 130 9,755
Fiserv, Inc.
(a)
138 14,722
FleetCor Technologies, Inc.
(a)
15 3,132
Fortinet, Inc.
(a)
397 20,779
Garmin Ltd. 36 3,560
Gartner, Inc.
(a)
17 5,748
Global Payments, Inc. 73 8,229
Hewlett Packard Enterprise Co. 202 3,258
HP, Inc. 171 4,983
Intel Corp. 728 20,573
International Business Machines
Corp. 149 20,075
Intuit, Inc. 46 19,443
Jack Henry & Associates, Inc. 14 2,521
KLA Corp. 26 10,204
Lam Research Corp. 24 12,002
MarketAxess Holdings, Inc. 7 2,547
MasterCard, Inc., Class A 202 74,861
Microchip Technology, Inc. 78 6,054
Micron Technology, Inc. 181 10,914
Microsoft Corp. 1,746 432,675
Monolithic Power Systems, Inc. 10 4,266
Moody's Corp. 28 9,037
Motorola Solutions, Inc. 29 7,453
MSCI, Inc. 14 7,442
NetApp, Inc. 34 2,252
NortonLifeLock, Inc. 3 69
NVIDIA Corp. 653 127,578
NXP Semiconductors NV 51 9,400
ON Semiconductor Corp.
(a)
27 1,983
Oracle Corp. 261 23,088
Paychex, Inc. 47 5,445
Paycom Software, Inc.
(a)
9 2,915
PayPal Holdings, Inc.
(a)
210 17,114
PTC, Inc.
(a)
21 2,832
Qorvo, Inc.
(a)
23 2,499
Qualcomm, Inc. 204 27,175
S&P Global, Inc. 146 54,741
Salesforce.com, Inc.
(a)
300 50,391
Seagate Technology PLC 33 2,237
ServiceNow, Inc.
(a)
70 31,859
Skyworks Solutions, Inc. 35 3,838
Synopsys, Inc.
(a)
26 9,198
Teradyne, Inc. 44 4,475
Texas Instruments, Inc. 164 29,062

DCM/INNOVA High Equity Income Innovation Fund
Schedule of Investments (continued)
January 31, 2023 - (Unaudited)
COMMON STOCKS — 97.38% - continued Shares Fair Value
Technology — 26.39% - continued
Tyler Technologies, Inc.
(a)
11 $ 3,550
Visa, Inc., Class A 434 99,910
Zebra Technologies Corp., Class A
(a)
12 3,794
2,060,203
Utilities — 2.17%
AES Corp. 89 2,439
Alliant Energy Corp. 42 2,269
Ameren Corp. 53 4,604
American Electric Power Co., Inc. 93 8,738
American Water Works Co., Inc. 31 4,851
Atmos Energy Corp. 32 3,761
CenterPoint Energy, Inc. 102 3,072
CMS Energy Corp. 56 3,539
Consolidated Edison, Inc. 63 6,005
Constellation Energy Corp. 38 3,244
Dominion Energy, Inc. 141 8,973
DTE Energy Co. 36 4,189
Duke Energy Corp. 145 14,856
Edison International 90 6,201
Entergy Corp. 39 4,223
Evergy, Inc. 78 4,887
Eversource Energy 70 5,763
Exelon Corp. 92 3,881
FirstEnergy Corp. 112 4,586
NextEra Energy, Inc. 331 24,704
Nisource, Inc. 58 1,610
NRG Energy, Inc. 133 4,551
Pinnacle West Capital Corp. 49 3,653
Public Service Enterprise Group, Inc. 36 2,229
Sempra Energy 53 8,497
Southern Co. (The) 177 11,980
WEC Energy Group, Inc. 58 5,451
Xcel Energy, Inc. 99 6,808
169,564
Total Common Stocks (Cost $7,641,571) 7,601,255
RIGHTS - –% Shares Fair Value
ABIOMED, Inc. 9 –
Total Rights Cost ($–) –

DCM/INNOVA High Equity Income Innovation Fund
Schedule of Investments (continued)
January 31, 2023 - (Unaudited)
MONEY MARKET FUNDS - 0.51% Shares Fair Value
First American Treasury Obligations Fund, Class X, 4.24%
(b)
40,191 $ 40,191
Total Money Market Funds (Cost $40,191) 40,191
Total Investments — 97.89% (Cost $7,681,762) 7,641,446
Other Assets in Excess of Liabilities — 2.11% 164,688
NET ASSETS — 100.00% $ 7,806,134
(a) Non-income producing security.
(b) Rate disclosed is the seven day effective yield as of January 31, 2023.

Lebenthal Ultra Short Tax-Free Income Fund
Schedule of Investments
January 31, 2023 - (Unaudited)
MUNICIPAL BONDS — 93.87%
Principal
Amount Fair Value
Alaska - 0.90%
Alaska State General Obligation Refunding Bonds, Series 2023
A, 5.00%, 8/1/2023 $ 200,000 $ 202,276
Connecticut - 3.08%
Connecticut State Housing Finance Authority Revenue
Refunding Bonds, Series 2018 B-3, 1.65%,
11/15/2048
(a)
700,000 700,000
District of Columbia - 2.42%
District of Columbia Carnegie Endowment for International
Peace Revenue Bonds, Series 2006, 1.66%,
11/1/2048
(a)
300,000 300,000
District of Columbia Water & Sewer Authority Public
Utilities Revenue Bonds, Series 2014 B-2, 1.66%,
10/1/2050
(a)
250,000 250,000
550,000
Florida - 4.40%
JEA Water & Sewer System Revenue Bonds, Series 2008 B,
1.65%, 10/1/2041
(a)
300,000 300,000
JEA Water & Sewer System Revenue Refunding Bonds, Series
2008 A-2, 1.67%, 10/1/2038
(a)
700,000 700,000
1,000,000
Georgia - 1.76%
Cherokee County, GA Development Authority Revenue Bonds,
Series 2008, 1.69%, 8/1/2033
(a)
400,000 400,000
Illinois - 4.60%
Chicago Midway International Airport Second Lien Revenue
Bonds, Series 2004 D, 1.64%, 1/1/2035
(a)
645,000 645,000
Illinois Educational Facilities Authority Revenue Bonds, Series
2003 B, 1.65%, 7/1/2033
(a)
400,000 400,000
1,045,000
Iowa - 4.41%
Iowa State Finance Authority Single Family Mortgage Revenue
Bonds, Series 2016 E, 1.65%, 7/1/2046
(a)
1,000,000 1,000,000
Maryland - 1.30%
Washington Suburban Sanitary District General Obligation
Multi-Modal Bond Anticipation Notes, Series 2016
B-4, 1.74%, 6/1/2023
(a)
200,000 200,000
Washington Suburban Sanitary District General Obligation
Multi-Modal Bond Anticipation Notes, Series 2015
B-3, 1.74%, 6/1/2023
(a)
95,000 95,000
295,000
Massachusetts - 4.18%
Massachusetts State Health & Educational Facilities Authority
Revenue Bonds, Series 2001 J-2, 1.58%, 7/1/2031
(a)
300,000 300,000

Lebenthal Ultra Short Tax-Free Income Fund
Schedule of Investments (continued)
January 31, 2023 - (Unaudited)
MUNICIPAL BONDS — 93.87% - continued
Principal
Amount Fair Value
Massachusetts - 4.18% - continued
Massachusetts State Housing Finance Agency Housing Revenue
Bonds, Series 2018 200, 1.67%, 12/1/2048
(a)
$ 350,000 $ 350,000
Massachusetts Water Resources Authority Revenue Bonds,
Series 2008 E, 1.67%, 8/1/2037
(a)
300,000 300,000
950,000
Minnesota - 2.65%
Becker Independent School District No. 726 General Obligation
Refunding Bonds, Series 2020 A, 5.00%, 2/1/2023 500,000 500,000
Hibbing, MN General Obligation Refunding Bonds, Series 2018
A, 4.00%, 2/1/2023 100,000 100,000
600,000
Missouri - 0.45%
St. Louis County Library District Certificates of Participation,
Series 2016, 5.00%, 4/1/2023 100,000 100,423
Nevada - 4.41%
Clark County, NV Airport System Subordinate Lien Revenue
Refunding Bonds, Series 2008 D-B, 1.70%,
7/1/2040
(a)
1,000,000 1,000,000
New Jersey - 1.34%
Dumont, NJ School District  Board of Education General
Obligation Refunding Bonds, Series 2009, 3.90%,
2/1/2023 305,000 305,000
New Mexico - 4.78%
New Mexico Finance Authority Subordinate Lien Public Project
Revenue Refunding Bonds, Series 2017 B, 5.00%,
6/15/2023 280,000 282,715
University of New Mexico Subordinate Lien System
Improvement Revenue Bonds, Series 2001, 1.70%,
6/1/2026
(a)
800,000 800,000
1,082,715
New York - 11.14%
Battery Park City Authority Junior Revenue Bonds, Series 2019
D-1, 1.64%, 11/1/2038
(a)
300,000 300,000
New York City Industrial Development Agency Variable Rate
Demand Liberty Revenue Bonds, Series 2007,
1.50%, 10/1/2042
(a)
800,000 800,000
New York City Municipal Water Finance Authority Water &
Sewer System Revenue Bonds, Series 2019 BB,
1.60%, 6/15/2051
(a)
400,000 400,000
New York City Trust for Cultural Resources Revenue Bonds,
Series 2009 A, 1.65%, 7/1/2032
(a)
250,000 250,000
New York City Trust for Cultural Resources Revenue Bonds,
Series 2006 A-2, 1.58%, 10/1/2036
(a)
200,000 200,000

Lebenthal Ultra Short Tax-Free Income Fund
Schedule of Investments (continued)
January 31, 2023 - (Unaudited)
MUNICIPAL BONDS — 93.87% - continued
Principal
Amount Fair Value
New York - 11.14% - continued
New York State Energy Research & Development Authority
Facilities Revenue Bonds, Series 2005 A-3, 1.70%,
5/1/2039
(a)
$ 300,000 $ 300,000
New York, NY General Obligation Bonds, Series 2019 B-3,
1.55%, 10/1/2046
(a)
280,000 280,000
2,530,000
North Carolina - 0.88%
Raleigh, NC Limited Obligation Refunding Bonds, Series 2016
A, 1.77%, 6/1/2034
(a)
200,000 200,000
Ohio - 8.65%
Allen County, OH Hospital Facilities Revenue Bonds, Series
2012 B, 2.10%, 5/1/2036
(a)
380,000 380,000
American Municipal Power-Ohio, Inc. Ohio Revenue Refunding
Bonds, Series 2022, 5.25%, 11/29/2023 250,000 253,481
American Municipal Power-Ohio, Inc. Ohio Revenue Refunding
Bonds, Series 2022, 5.00%, 11/30/2023 100,000 101,195
Ohio State General Obligation Infrastructure Improvement
Bonds, Series 2004 A, 1.72%, 2/1/2023 225,000 225,000
Ohio State University Variable Rate Demand General Receipts
Bonds, Series 2014 B-2, 1.68%, 12/1/2039
(a)
300,000 300,000
Ohio Water Development Authority Water Pollution Control
Loan Fund Revenue Bonds, Series 2016 A, 1.60%,
12/1/2036
(a)
400,000 400,000
Plain City, OH Various Purpose Improvement General
Obligation Limited Tax Bank Anticipation Notes,
Series 2022, 4.00%, 9/28/2023 300,000 302,045
1,961,721
Oklahoma - 1.97%
Cleveland County, OK Independent School District No. 2
Combined Purpose General Obligation Bonds, Series
2019, 3.50%, 3/1/2023 170,000 170,106
Sapulpa, OK Municipal Authority Utility Systems Revenue
Refunding Bonds, Series 2013, 3.75%, 4/1/2038 275,000 275,574
445,680
Pennsylvania - 8.82%
Delaware Valley, PA Regional Finance Authority Revenue
Refunding Bonds, Series 2007 B, 1.65%, 6/1/2042
(a)
1,000,000 1,000,000
Pennsylvania Turnpike Commission Turnpike Revenue
Refunding Bonds, Series 2020, 1.60%, 12/1/2039
(a)
1,000,000 1,000,000
2,000,000
Rhode Island - 2.44%
Rhode Island State and Providence Plantations General
Obligation Bonds, Series 2017 A, 5.00%, 5/1/2023 550,000 553,498
South Carolina - 3.97%
City of Columbia, SC Waterworks & Sewer System Revenue
Bonds, Series 2009, 1.66%, 2/1/2038
(a)
900,000 900,000

Lebenthal Ultra Short Tax-Free Income Fund
Schedule of Investments (continued)
January 31, 2023 - (Unaudited)
MUNICIPAL BONDS — 93.87% - continued
Principal
Amount Fair Value
South Carolina - 3.97% - continued
Tennessee - 2.16%
Clarksville, TN Public Building Authority Pooled Financing
Revenue Bonds, Series 1999, 1.68%, 6/1/2029
(a)
$ 490,000 $ 490,000
Texas - 2.36%
Northlake, TX Certificates of Obligations, Series 2023, 5.00%,
2/15/2023 285,000 285,254
State of Texas Veterans Bonds, Series 2016, 1.70%, 12/1/2046
(a)
250,000 250,000
535,254
Virginia - 3.74%
Fairfax County, VA Economic Development Authority Revenue
Bonds, Series 2003 A, 1.58%, 12/1/2033
(a)
500,000 500,000
Fairfax County, VA Economic Development Authority Revenue
Bonds, Series 2007, 1.69%, 6/1/2037
(a)
350,000 350,000
850,000
Washington - 2.64%
Washington State Housing Finance Commission Single Family
Program Revenue Refunding Bonds, Series 2016,
1.68%, 12/1/2046
(a)
600,000 600,000
Wisconsin - 4.42%
Onalaska, WI School District Bond Anticipation Notes, Series
2023, 4.00%, 7/26/2023 500,000 501,332
Racine, WI Unified School District Anticipation Notes, Series
2023, 4.00%, 8/9/2023 500,000 501,677
1,003,009
Total Municipal Bonds (Cost $21,295,081) 21,299,576
MONEY MARKET FUNDS - 11.12%
Federated Hermes Institutional Tax-Free Cash Trust,
Institutional Shares, 1.42%
(b)
2,523,638 2,523,638
Total Money Market Funds (Cost $2,523,638) 2,523,638
Total Investments — 104.99% (Cost $23,818,719) 23,823,214
Liabilities in Excess of Other Assets — (4.99)% (1,132,439)
NET ASSETS — 100.00% $ 22,690,775
(a) Certain variable rate securities are not based on a published reference rate spread but are determined by the issuer or agent and are based on current market conditions. These securities, therefore, do not indicate a reference rate and spread.
(b) Rate disclosed is the seven day effective yield as of January 31, 2023.